Document and Entity Information	Nov. 19, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	BB&T CORP
Amendment Flag	false
Entity Central Index Key	0000092230
Document Type	8-K
Document Period End Date	Nov. 19, 2019
Entity Incorporation State Country Code	NC
Entity File Number	1-10853
Entity Tax Identification Number	56-0939887
Entity Address, Address Line One	200 West Second Street
Entity Address, City or Town	Winston-Salem
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27101
City Area Code	(336)
Local Phone Number	733-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $5 par value
Trading Symbol	BBT
Security Exchange Name	NYSE
Series F Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares each representing 1/1000th interest in a share of Series F Non-Cumulative Perpetual Preferred Stock
Trading Symbol	BBT PrF
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares each representing 1/1000th interest in a share of Series G Non-Cumulative Perpetual Preferred Stock
Trading Symbol	BBT PrG
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares each representing 1/1000th interest in a share of Series H Non-Cumulative Perpetual Preferred Stock
Trading Symbol	BBT PrH
Security Exchange Name	NYSE